December 31, 2000                              . Separate Account B of
                                                 Pacific Life Insurance Company




                                 Annual
                                    Report




                                                                   PACIFIC LIFE

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

   We have audited the accompanying statement of assets and liabilities of Separate Account B (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended, (as to the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Equity Income, Strategic Value, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, Government Securities, High Yield Bond and Large-Cap Value Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                                                     Aggressive    Emerging    Diversified      Small-Cap   International
                                                       Equity       Markets      Research         Equity      Large-Cap
                                                      Variable     Variable      Variable        Variable      Variable
                                                      Account      Account       Account         Account       Account
                                                  -----------------------------------------------------------------------
ASSETS

Investments:

  Aggressive Equity Portfolio..................        $3,471
  Emerging Markets Portfolio...................                        $49
  Diversified Research Portfolio...............                                       $4
  Small-Cap Equity Portfolio...................                                                      $52
  International Large-Cap Portfolio............                                                                    $21
  Equity Portfolio.............................
  I-Net Tollkeeper Portfolio...................
  Multi-Strategy Portfolio.....................
  Equity Income Portfolio......................
  Strategic Value Portfolio....................

Receivables:

  Fund shares redeemed.........................             3
  Other........................................
                                                  -----------------------------------------------------------------------
Total Assets...................................         3,474           49             4              52             21
                                                  -----------------------------------------------------------------------
LIABILITIES

Payables:

  Due to Pacific Life Insurance Company........             3
  Other Liabilities............................             1
                                                  -----------------------------------------------------------------------
Total Liabilities..............................             4
                                                  -----------------------------------------------------------------------
NET ASSETS.....................................        $3,470          $49            $4             $52            $21
                                                  =======================================================================
Shares Owned in each Portfolio (1).............           313            7                             2              3
                                                  =======================================================================
Cost of Investments............................        $4,346          $79            $4             $65            $24
                                                  =======================================================================
                                                                     I-Net        Multi-         Equity        Strategic
                                                      Equity      Tollkeeper     Strategy        Income          Value
                                                     Variable      Variable      Variable        Variable       Variable
                                                      Account       Account      Account         Account        Account
                                                  -----------------------------------------------------------------------
ASSETS

Investments:

  Aggressive Equity Portfolio..................
  Emerging Markets Portfolio...................
  Diversified Research Portfolio...............
  Small-Cap Equity Portfolio...................
  International Large-Cap Portfolio............
  Equity Portfolio.............................       $20,635
  I-Net Tollkeeper Portfolio...................                          $8
  Multi-Strategy Portfolio.....................                                  $18,984
  Equity Income Portfolio......................                                                     $203
  Strategic Value Portfolio....................                                                                     $57

Receivables:

  Fund shares redeemed.........................             9                         16
  Other........................................             4
                                                  -----------------------------------------------------------------------
Total Assets...................................        20,648             8       19,000             203             57
                                                  -----------------------------------------------------------------------
LIABILITIES

Payables:

  Due to Pacific Life Insurance Company........             9                         16
  Other Liabilities............................                                        9
                                                  -----------------------------------------------------------------------
Total Liabilities..............................             9                         25
                                                  -----------------------------------------------------------------------
NET ASSETS.....................................       $20,639           $8       $18,975            $203            $57
                                                  =======================================================================
Shares Owned in each Portfolio (1).............           790            1         1,233               9              6
                                                  =======================================================================
Cost of Investments............................       $28,470          $13       $20,144            $240            $57
                                                  =======================================================================

(1) Total shares owned in full by the Diversified Research Variable Account as of December 31, 2000 were 364.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                                                     Growth                       Mid-Cap        Equity
                                                       LT        Focused 30        Value         Index          REIT
                                                    Variable      Variable        Variable      Variable      Variable
                                                    Account       Account         Account       Account       Account
                                                  ----------------------------------------------------------------------
ASSETS

Investments:
  Growth LT Portfolio...........................     $7,205
  Focused 30 Portfolio..........................                       $26
  Mid-Cap Value Portfolio.......................                                    $192
  Equity Index Portfolio........................                                                   $106
  REIT Portfolio................................                                                                  $28
  International Value Portfolio.................
  Managed Bond Portfolio........................
  Money Market Portfolio........................
  High Yield Bond Portfolio.....................
  Large-Cap Value Portfolio.....................

Receivables:
  Due from Pacific Life Insurance Company.......          1
  Fund shares redeemed..........................
  Other.........................................
                                                  ----------------------------------------------------------------------
Total Assets....................................      7,206             26           192            106            28
                                                  ----------------------------------------------------------------------
LIABILITIES

Payables:
  Due to Pacific Life Insurance Company.........
  Fund shares purchased.........................          1
  Other Liabilities.............................          3
                                                  ----------------------------------------------------------------------
Total Liabilities...............................          4
                                                  ----------------------------------------------------------------------
NET ASSETS......................................     $7,202            $26          $192           $106           $28
                                                  ======================================================================
Shares Owned in each Portfolio..................        230              3            15              3             2
                                                  ======================================================================
Cost of Investments.............................    $11,089            $30          $173           $117           $26
                                                  ======================================================================

                                                  International    Managed        Money        High Yield     Large-Cap
                                                      Value          Bond         Market          Bond          Value
                                                     Variable      Variable      Variable       Variable      Variable
                                                   Account (1)     Account       Account        Account        Account
                                                  ----------------------------------------------------------------------
ASSETS

Investments:
  Growth LT Portfolio...........................
  Focused 30 Portfolio..........................
  Mid-Cap Value Portfolio.......................
  Equity Index Portfolio........................
  REIT Portfolio................................
  International Value Portfolio.................     $5,155
  Managed Bond Portfolio........................                   $10,921
  Money Market Portfolio........................                                  $1,347
  High Yield Bond Portfolio.....................                                                   $139
  Large-Cap Value Portfolio.....................                                                                  $18

Receivables:
  Due from Pacific Life Insurance Company.......
  Fund shares redeemed..........................          3              5
  Other.........................................          3
                                                  ---------------------------------------------------------------------
Total Assets....................................      5,161         10,926         1,347            139            18
                                                  ---------------------------------------------------------------------
LIABILITIES

Payables:
  Due to Pacific Life Insurance Company.........          3              5
  Fund shares purchased.........................
  Other Liabilities.............................                         2
                                                  ---------------------------------------------------------------------
Total Liabilities...............................          3              7
                                                  ---------------------------------------------------------------------
NET ASSETS......................................     $5,158        $10,919        $1,347           $139           $18
                                                  =====================================================================
Shares Owned in each Portfolio..................        325          1,010           133             18             1
                                                  =====================================================================
Cost of Investments.............................     $5,719        $10,380        $1,348           $154           $17
                                                  =====================================================================

(1) Formerly named International Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                  Aggressive        Emerging       Diversified    Small-Cap     International
                                                    Equity           Markets        Research       Equity         Large-Cap
                                                   Variable         Variable        Variable      Variable        Variable
                                                  Account (1)      Account (2)     Account (2)   Account (2)     Account (2)
                                                 -----------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (3)................................        $431                                             $2

EXPENSES

  Mortality and expense risk fees and
   administrative fees.........................          61               $1
                                                 -----------------------------------------------------------------------------
Net Investment Income (Loss)...................         370               (1)                            2
                                                 -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized loss
   from security transactions..................        (223)                                            (1)

  Net unrealized depreciation
   on investments..............................      (1,052)             (30)                          (12)            ($2)
                                                 -----------------------------------------------------------------------------
Net Realized and Unrealized Loss
 on Investments................................      (1,275)             (30)                          (13)             (2)
                                                 -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................       ($905)            ($31)                         ($11)            ($2)
                                                 =============================================================================

                                                                      I-Net           Multi-       Equity         Strategic
                                                    Equity         Tollkeeper       Strategy       Income          Value
                                                   Variable         Variable        Variable      Variable        Variable
                                                  Account (1)      Account (2)     Account (1)   Account (2)     Account (2)
                                                 -----------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (3)................................     $12,453                           $8,960           $19

EXPENSES

  Mortality and expense risk fees and
   administrative fees.........................         397                              289             2
                                                 -----------------------------------------------------------------------------
Net Investment Income (Loss)...................      12,056                            8,671            17
                                                 -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized loss
   from security transactions..................      (3,538)                          (2,407)           (1)

  Net unrealized depreciation
   on investments..............................     (16,385)             ($4)         (5,163)          (37)
                                                 -----------------------------------------------------------------------------
Net Realized and Unrealized Loss
 on Investments................................     (19,923)              (4)         (7,570)          (38)
                                                 -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................     ($7,867)             ($4)         $1,101          ($21)
                                                 =============================================================================

(1) The name of each of these Variable Accounts has been changed due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to Financial Statements.

(2) Operations commenced during 2000 (see Note 1 to Financial Statements).

(3) Pacific Select Fund had declared dividends for the Emerging Markets, Diversified Research, International Large-Cap and Strategic Value Portfolios during 2000. The total amounts received by each of these Variable Accounts were below $500 for the period.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                   Growth                          Mid-Cap         Equity
                                                     LT           Focused 30        Value           Index          REIT
                                                   Variable        Variable        Variable        Variable      Variable
                                                  Account (1)     Account (2)     Account (2)     Account (2)   Account (2)
                                                 ----------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (3)...............................       $5,081                              $1              $1            $1

EXPENSES

  Mortality and expense risk fees and
   administrative fees........................          126                               1               1
                                                 -----------------------------------------------------------------------------
Net Investment Income.........................        4,955                                                             1
                                                 -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss)
   from security transactions.................       (2,493)

  Net unrealized appreciation (depreciation)
   on investments.............................       (5,277)            ($4)             19             (10)            2
                                                 -----------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
 on Investments...............................       (7,770)             (4)             19             (10)            2
                                                 -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................      ($2,815)            ($4)            $19            ($10)           $3
                                                 =============================================================================
                                                  International    Managed         Money          High Yield    Large-Cap
                                                     Value          Bond           Market            Bond         Value
                                                    Variable       Variable       Variable         Variable      Variable
                                                  Account (1)      Account        Account         Account (2)   Account (2)
                                                 -----------------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (3)...............................       $3,465            $763             $87             $11

EXPENSES

  Mortality and expense risk fees and
   administrative fees........................           86             157              20               2
                                                 -----------------------------------------------------------------------------
Net Investment Income.........................        3,379             606              67               9
                                                 -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Net realized gain (loss)
   from security transactions.................       (1,938)           (577)              1

  Net unrealized appreciation (depreciation)
   on investments.............................       (2,173)          1,033              (2)            (15)           $1
                                                 -----------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
 on Investments...............................       (4,111)            456              (1)            (15)            1
                                                 -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS....................        ($732)         $1,062             $66             ($6)           $1
                                                 =============================================================================

(1) The name of each of these Variable Accounts has been changed due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to Financial Statements.

(2) Operations commenced during 2000 (see Note 1 to Financial Statements).

(3) Pacific Select Fund had declared dividends for the Focused 30 and Large-Cap Value Portfolios during 2000. The total amounts received by each of these Variable Accounts were below $500 for the period.

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                     Aggressive      Emerging      Diversified      Small-Cap     International
                                                       Equity        Markets        Research         Equity         Large-Cap
                                                      Variable       Variable       Variable         Variable       Variable
                                                     Account (1)    Account (2)    Account (2)      Account (2)    Account (2)
                                                  ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net Investment Income (Loss)...................         $370           ($1)                             $2

 Net realized loss
  from security transactions....................         (223)                                           (1)

 Net unrealized depreciation
  on investments................................       (1,052)          (30)                            (12)              ($2)
                                                  ------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations......................         (905)          (31)                            (11)               (2)
                                                  ------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfer of net premiums.......................           52             2                                                 2

 Transfers between variable accounts, net.......          299            78             $4               64                22

 Transfers--policy charges and deductions.......          (45)

 Transfers--surrenders..........................         (624)                                           (1)

 Transfers--other...............................           (1)                                                             (1)
                                                  ------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions...............         (319)           80              4               63                23
                                                  ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS...........       (1,224)           49              4               52                21
                                                  ------------------------------------------------------------------------------

NET ASSETS

 Beginning of Year..............................        4,694
                                                  ------------------------------------------------------------------------------
 End of Year....................................       $3,470           $49             $4              $52               $21
                                                  ==============================================================================

                                                                      I-Net           Multi-          Equity         Strategic
                                                      Equity        Tollkeeper       Strategy         Income           Value
                                                     Variable        Variable        Variable        Variable        Variable
                                                    Account (1)     Account (2)     Account (1)     Account (2)     Account (2)
                                                  ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net Investment Income (Loss)...................     $12,056                           $8,671            $17

 Net realized loss
  from security transactions....................      (3,538)                          (2,407)            (1)

 Net unrealized depreciation
  on investments................................     (16,385)             ($4)         (5,163)           (37)
                                                  ------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations......................      (7,867)              (4)          1,101            (21)
                                                  ------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfer of net premiums.......................         206                              301

 Transfers between variable accounts, net.......        (716)              13            (984)           223              $57

 Transfers--policy charges and deductions.......        (261)                            (167)

 Transfers--surrenders..........................      (3,094)                          (2,522)

 Transfers--other...............................           8               (1)             (7)             1
                                                  ------------------------------------------------------------------------------

Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions...............      (3,857)              12          (3,379)           224               57
                                                  ------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS...........     (11,724)               8          (2,278)           203               57
                                                  ------------------------------------------------------------------------------
NET ASSETS

 Beginning of Year..............................      32,363                           21,253
                                                  ------------------------------------------------------------------------------
 End of Year....................................     $20,639               $8         $18,975           $203              $57
                                                  ==============================================================================

(1) The name of each of these Variable Accounts has been changed due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to Financial Statements.

(2) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                   Growth                         Mid-Cap          Equity
                                                     LT          Focused 30        Value           Index           REIT
                                                   Variable       Variable        Variable        Variable        Variable
                                                  Account (1)    Account (2)     Account (2)     Account (2)     Account (2)
                                                 ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net Investment Income.........................     $4,955                                                             $1

 Net realized gain (loss)
  from security transactions...................     (2,493)

 Net unrealized appreciation (depreciation)
  on investments...............................     (5,277)           ($4)            $19            ($10)              2
                                                 ---------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations....................     (2,815)            (4)             19             (10)              3
                                                 ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfer of net premiums......................        350                            100

 Transfers between variable accounts, net......      1,058             30              74             124              25

 Transfers--policy charges and deductions......       (127)

 Transfers--surrenders.........................       (772)                            (1)             (8)

 Transfers--other..............................         (2)
                                                 ---------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions..............        507             30             173             116              25
                                                 ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS..........     (2,308)            26             192             106              28
                                                 ---------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.............................      9,510
                                                 ---------------------------------------------------------------------------
 End of Year...................................     $7,202            $26            $192            $106             $28
                                                 ===========================================================================
                                                 International        Managed        Money        High Yield      Large-Cap
                                                    Value              Bond          Market          Bond           Value
                                                   Variable           Variable      Variable       Variable        Variable
                                                  Account (1)         Account        Account      Account (2)     Account (2)
                                                 ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

 Net Investment Income.........................     $3,379           $606             $67            $9

 Net realized gain (loss)
  from security transactions...................     (1,938)          (577)              1

 Net unrealized appreciation (depreciation)
  on investments...............................     (2,173)         1,033              (2)          (15)               $1
                                                 ---------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations.....................       (732)         1,062              66            (6)                1
                                                 ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

 Transfer of net premiums......................         23             21               1

 Transfers between variable accounts, net......        214           (789)            342           144                17

 Transfers--policy charges and deductions......        (72)           (99)             (2)

 Transfers--surrenders.........................     (1,099)        (1,212)           (556)

 Transfers--other..............................          1             (2)              1             1
                                                 ---------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions..............       (933)        (2,081)           (214)          145                17
                                                 ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........     (1,665)        (1,019)           (148)          139                18
                                                 ---------------------------------------------------------------------------
NET ASSETS
 Beginning of Year.............................      6,823         11,938           1,495
                                                 ---------------------------------------------------------------------------
 End of Year...................................     $5,158        $10,919          $1,347          $139               $18
                                                 ===========================================================================

(1) The name of each of these Variable Accounts has been changed due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to Financial Statements.

(2) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Aggressive                Multi-       Growth    International     Managed       Money
                                            Equity      Equity     Strategy        LT          Value           Bond        Market
                                           Variable    Variable    Variable     Variable      Variable       Variable     Variable
                                          Account (1) Account (1) Account (1)  Account (1) Account (1),(2)  Account (1)  Account (1)
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net Investment Income (Loss).........        ($65)      $2,012        $556       $1,138          $431           $457          $56
  Net realized gain (loss) from
   security transactions...............        (183)          84         190           38            50            (52)
  Net unrealized appreciation
   (depreciation) on investments.......         362        3,139       3,550         (129)        1,498           (621)
                                         -------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations............         114        5,235       4,296        1,047         1,979           (216)          56
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
  Transfer of net premiums.............          76          622         253          153            69            249           68
  Transfers between variable
   accounts, net (3)...................        (314)       1,402        (335)          97           (87)           272           35
  Transfers--policy charges
   and deductions......................         (89)        (514)       (486)        (130)          (29)          (174)         (23)
  Transfers--surrenders (3)............        (359)      (2,117)     (2,368)        (658)         (570)          (957)        (672)
  Transfers--other (3).................                       (2)         (1)
                                         -------------------------------------------------------------------------------------------
Net Decrease in Net Assets Derived
 from Policy Transactions..............        (686)        (609)     (2,937)        (538)         (617)          (610)        (592)
                                         -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS..        (572)       4,626       1,359          509         1,362           (826)        (536)
                                         -------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year....................       5,266       27,737      19,894        9,001         5,461         12,764        2,031
                                         -------------------------------------------------------------------------------------------
  End of Year..........................      $4,694      $32,363     $21,253       $9,510        $6,823        $11,938       $1,495
                                         ===========================================================================================

(1) The name of each of these Variable Accounts has been changed due to the substitution of the Pacific Select Fund for the Pacific Innovations Trust, as discussed in Note 1 to Financial Statements.

(2) Formerly named International Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                              SEPARATE ACCOUNT B
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Separate Account B (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of December 31, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of portfolio investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

   Prior to February 12, 2000, the assets in each of the seven Variable
Accounts were invested in shares of the corresponding portfolios of Pacific Innovations Trust (the "Trust") in the table below. Pacific Life Insurance Company ("Pacific Life") obtained approval on February 3, 2000 from the Securities and Exchange Commission (the "SEC") to substitute portfolios of the Fund for the portfolios of the Trust. At the close of business on February 11, 2000, the shares of each portfolio of the Trust were substituted with the shares of the following designated portfolios of the Fund that has similar investment policies:

-------------------------------------------------------------------------
Pacific Innovations Trust Portfolios   Pacific Select Fund Portfolios
-------------------------------------------------------------------------
Money Market                           Money Market
-------------------------------------------------------------------------
Managed Bond                           Managed Bond
-------------------------------------------------------------------------
Capital Income                         Multi-Strategy
-------------------------------------------------------------------------
Blue Chip                              Equity
-------------------------------------------------------------------------
Mid-Cap Equity                         Growth LT
-------------------------------------------------------------------------
Aggressive Growth                      Aggressive Equity
-------------------------------------------------------------------------
International                          International Value
-------------------------------------------------------------------------

   In addition, the Separate Account has organized and registered with the SEC sixteen new Variable Accounts during 2000: the Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Bond and Income, I-Net Tollkeeper, Equity Income, Strategic Value, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, Government Securities, High Yield Bond, and Large-Cap Value Variable Accounts. The Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Bond and Income, Equity Income, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, Government Securities, High Yield Bond and Large-Cap Value Variable Accounts commenced operations on February 14, 2000. The I-Net Tollkeeper Variable Account commenced operations on May 12, 2000. The Strategic Value Variable Account commenced operations on October 19, 2000 and the Focused 30 Variable Account commenced operations on October 26, 2000. The Small-Cap Index and Government Securities Variable Accounts are not shown on the financial statements due to rounding. The total net assets for the Small-Cap Index and Government Securities Variable Accounts, as of December 31, 2000, were $128 and $158, respectively.

   On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization). In connection with the reorganization, a total of 2,556 outstanding accumulation units (valued at $26,785) of the Bond and Income Variable Account were exchanged for 2,321 accumulation units with equal value of the Managed Bond Variable Account.

   The Separate Account was established by Pacific Life on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contract").

   The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

   B. Security Transactions and Investment Income

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

                              SEPARATE ACCOUNT B
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk, administrative charges, and additional death benefit rider charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of December 31, 2000 were as follows (amounts in thousands):

                                                                                 Variable Accounts
                                                 -----------------------------------------------------------------------------------
                                                   Aggressive    Emerging     Diversified    Small-Cap    International
                                                   Equity (1)   Markets (2)   Research (2)   Equity (2)   Large-Cap (2)   Equity (1)
                                                 -----------------------------------------------------------------------------------
 Total cost of investments at beginning of year       $4,517                                                                $23,816
 Add:  Total net proceeds from policy and
        M&E transactions                               5,126           $80            $4           $64             $24       31,255
       Reinvested distributions from the
       Funds:
       (a) Net investment income                         278                                                                 10,514
       (b) Net realized gain                             153                                         2                        1,939
                                                 -----------------------------------------------------------------------------------
                        Sub-Total                     10,074            80             4            66              24       67,524
 Less: Cost of investments disposed
        during the year                                5,728             1                           1                       39,054
                                                 -----------------------------------------------------------------------------------
 Total cost of investments at end of year              4,346            79             4            65              24       28,470
 Add:  Unrealized depreciation                          (875)          (30)                        (13)             (3)      (7,835)
                                                 -----------------------------------------------------------------------------------
 Total market value of investments at end of
  year                                                $3,471           $49            $4           $52             $21      $20,635
                                                 ===================================================================================
                                                      I-Net          Multi-       Equity       Strategic          Growth     Focused
                                                   Tollkeeper (2)  Strategy (1)  Income (2)     Value (2)         LT (1)      30 (2)
                                                 -----------------------------------------------------------------------------------
 Total cost of investments at beginning of year
 Add:  Total net proceeds from policy and                          $17,251                                      $8,118
        M&E transactions                                 $13        22,034          $224           $57          10,866          $30
       Reinvested distributions from the
        Funds:
       (a) Net investment income                                     7,399             2                         3,757
       (b) Net realized gain                                         1,561            17                         1,324
                                                 -----------------------------------------------------------------------------------
                       Sub-Total                          13        48,245           243            57          24,065           30
 Less: Cost of investments disposed
       during the year                                              28,101             3                        12,976
                                                 -----------------------------------------------------------------------------------
 Total cost of investments at end of year                 13        20,144           240            57          11,089           30
 Add:  Unrealized depreciation                            (5)       (1,160)          (37)                       (3,884)          (4)
                                                 -----------------------------------------------------------------------------------
 Total market value of investments at end of
  year                                                    $8       $18,984          $203           $57          $7,205          $26
                                                 ===================================================================================
                                                       Mid-Cap         Equity                International      Managed       Money
                                                       Value (2)      Index (2)   REIT (2)     Value (1)         Bond         Market
                                                 -----------------------------------------------------------------------------------
Total cost of investments at beginning of year
Add:   Total net proceeds from policy and                                                       $5,215         $12,431       $1,495
        M&E transactions                                $184          $125           $25         7,148          11,781        2,067
       Reinvested distributions from the
       Funds:
       (a) Net investment income                           1                           1         3,270             763           87
       (b) Net realized gain                                             1                         195
                                                 -----------------------------------------------------------------------------------
                       Sub-Total                         185           126            26        15,828          24,975        3,649
 Less: Cost of investments disposed
        during the year                                   12             9                      10,109          14,595        2,301
                                                 -----------------------------------------------------------------------------------
 Total cost of investments at end of year                173           117            26         5,719          10,380        1,348
 Add:  Unrealized appreciation (depreciation)             19           (11)            2          (564)            541           (1)
                                                 -----------------------------------------------------------------------------------
 Total market value of investments at end of
  year                                                  $192          $106           $28        $5,155         $10,921       $1,347
                                                 ===================================================================================
                                                   High Yield       Large-Cap
                                                    Bond (2)        Value (2)
                                                 ------------------------------
 Total cost of investments at beginning of year
 Add:  Total net proceeds from policy and
        M&E transactions                                $145           $17
       Reinvested distributions from the
        Funds:
       (a) Net investment income                          11
       (b) Net realized gain
                                                 ------------------------------
                       Sub-Total                         156            17
 Less: Cost of investments disposed
        during the year                                    2
                                                 ------------------------------
 Total cost of investments at end of year                154            17
 Add:  Unrealized appreciation (depreciation)            (15)            1
                                                 ------------------------------
 Total market value of investments at end of
  year                                                  $139           $18
                                                 ==============================

---------------------
(1) The name of each of these Variable Accounts has been changed due to the substitution of the Fund for the Trust, as discussed in Note 1.

(2) Operations commenced during 2000 (See Note 1).

3. DIVIDENDS

   During 2000, the Fund declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

4. CHARGES AND EXPENSES

   Pacific Life charges the Separate Account daily for mortality and expense risks assumed, and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

5. RELATED PARTY AGREEMENT

   Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.


6. SELECTED ACCUMULATION UNIT**  INFORMATION

   Selected accumulation unit value and unit information for the year ended December 31, 2000 were as follows:

                                       Accumulation Unit Value
                                      -------------------------
                                                                   Number of
                                          At                         Units
                                       Beginning       At End    Outstanding at
       Variable Accounts                of Year       of Year     End of Year
--------------------------------------------------------------------------------
Aggressive Equity (1)                    $11.59        $9.26            374,611
--------------------------------------------------------------------------------
Emerging Markets (2)                      10.00         5.81              8,372
--------------------------------------------------------------------------------
Diversified Research (2)                  10.00        10.91                367
--------------------------------------------------------------------------------
Small-Cap Equity (2)                      10.00         7.00              7,443
--------------------------------------------------------------------------------
International Large-Cap (2)               10.00         8.20              2,600
--------------------------------------------------------------------------------
Equity (1)                                18.19        13.29          1,553,195
--------------------------------------------------------------------------------
I-Net Tollkeeper (2)                      10.00         7.50              1,108
--------------------------------------------------------------------------------
Multi-Strategy (1)                        14.81        15.56          1,219,221
--------------------------------------------------------------------------------
Equity Income (2)                         10.00         9.64             21,023
--------------------------------------------------------------------------------
Strategic Value (2)                       10.00         9.75              5,891
--------------------------------------------------------------------------------
Growth LT (1)                             16.39        11.78            611,317
--------------------------------------------------------------------------------
Focused 30 (2)                            10.00         8.23              3,194
--------------------------------------------------------------------------------
Mid-Cap Value (2)                         10.00        13.18             14,559
--------------------------------------------------------------------------------
Equity Index (2)                          10.00         9.46             11,217
--------------------------------------------------------------------------------
Small-Cap Index (2)                       10.00         8.92                 14
--------------------------------------------------------------------------------
REIT (2)                                  10.00        13.18              2,095
--------------------------------------------------------------------------------
International Value (1)                   15.22        13.55            380,633
--------------------------------------------------------------------------------
Government Securities (2)                 10.00        11.04                 14
--------------------------------------------------------------------------------
Managed Bond                              10.92        12.00            909,826
--------------------------------------------------------------------------------
Money Market                              11.02        11.53            116,843
--------------------------------------------------------------------------------
High Yield Bond (2)                       10.00         9.54             14,534
--------------------------------------------------------------------------------
Large-Cap Value (2)                       10.00        11.91              1,509
--------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

(1) The names of each of these Variable Accounts has been changed due to the substitution of the Fund for the Trust, as discussed in Note 1.

(2) Operations commenced during 2000 (See Note 1).

                              -------------------

Annual Report
as of December 31, 2000

 . Separate Account B of
  Pacific Life Insurance Company



Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626


Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401


                                                 Pacific Life Insurance Company
                                                 Annuities Division
                                                 P.O. Box 7187
                                                 Pasadena, California 91109-7187
                                                 ADDRESS SERVICE REQUESTED


Form No. 480-1A 2/01